PROPERTY AND EQUIPMENT, NET (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 99	$ 133
Accumulated depreciation:
Accumulated depreciation		69	84
Property and equipment, net	$ 30	30	49
Computer [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		87	75
Accumulated depreciation:
Accumulated depreciation		67	55
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		12	2
Accumulated depreciation:
Accumulated depreciation		2	2
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		0	56
Accumulated depreciation:
Accumulated depreciation		$ 0	$ 27